Employee benefits	6 Months Ended
Jun. 30, 2025
Employee Benefits
Employee benefits

13.	Employee benefits

Employee benefits are all forms of consideration given by the Company in exchange for service rendered by employees or for the termination of employment. It also includes expenses with directors and management. Such benefits include salaries, post-employment benefits, termination benefits and other benefits.

	06.30.2025	12.31.2024
Liabilities
Short-term employee benefits	1,837	1,517
Termination benefits	75	72
Post-employment benefits	13,276	11,398
Total	15,188	12,987
Current	2,739	2,315
Non-current	12,449	10,672

13.1.	Short-term employee benefits

	06.30.2025	12.31.2024
Accrued vacation and 13th salary	778	519
Profit sharing	339	384
Performance award program	315	349
Salaries and related charges and other provisions (1)	405	265
Total	1,837	1,517
Current	1,801	1,486
Non-current (2)	36	31
(1) It includes advance payment related to the Collective Bargaining Agreement for the next 2 years (ACT 25/27), recognized as Other income and expenses, net (see note 6).
(2) Remaining balance relating to the four-year deferral of the variable compensation program of executive officers and the upper management.

The Company recognized the following amounts in the statement of income:

Expenses recognized in the statement of income	Jan-Jun/2025	Jan-Jun/2024	Apr-Jun/2025	Apr-Jun/2024
Salaries, accrued vacations and related charges	(1,810)	(1,867)	(950)	(943)
Management fees and charges	(7)	(7)	(4)	(4)
Variable compensation programs (1)	(595)	(490)	(305)	(235)
Performance award program (2)	(278)	(179)	(144)	(100)
Profit sharing (2)	(317)	(311)	(161)	(135)
Total	(2,412)	(2,364)	(1,259)	(1,182)
(1) It includes adjustments to provisions related to previous years.
(2) Amount recognized as other income and expenses - see note 6.

13.1.1.	Variable compensation programs

The Company recognizes the contribution of employees to the results achieved through two programs: a) Profit sharing and results sharing; and b) Performance award program.

Profit Sharing (Participações nos lucros ou resultados - PLR)

In the six-month period ended June 30, 2025, the Company:

•	paid US$ 403 relating to the profit sharing (PLR) for 2024, considering the regulation and individual limits according to the remuneration of each employee; and
•	provisioned US$ 317 relating to the PLR for 2025 (US$ 311 for the same period of 2024), recorded in other income and expenses.

Performance award program (Programa de prêmio por desempenho - PRD)

In June 30, 2025, the Company:

•	paid US$ 362 relating to the performance award program (PRD) for 2024, since the Company’s and individual performance metrics were achieved in that year;
•	provisioned US$ 277 relating to the PRD for 2025 (US$ 180 for the same period of 2024), recorded in other income and expenses, including variable compensation programs of consolidated companies.
13.2.	Employee benefits (post-employment)

The Company maintains a health care plan for its employees in Brazil (active and retiree) and their dependents, and five major post-employment pension plans (collectively referred to as “pension plans”).

The following table presents the balance of post-employment benefits:

	06.30.2025	12.31.2024
Liabilities
Health Care Plan - Saúde Petrobras	8,863	7,499
Petros Pension Plan - Renegotiated (PPSP-R)	2,562	2,289
Petros Pension Plan - Non-renegotiated (PPSP-NR)	884	779
Petros Pension Plan - Renegotiated - Pre-70 (PPSP-R Pre 70)	461	395
Petros Pension Plan - Non-renegotiated - Pre-70 (PPSP-NR Pre 70)	445	379
Petros 2 Pension Plan (PP-2)	61	57
Total	13,276	11,398
Current	917	808
Non-current	12,359	10,590

Health Care Plan

The health care plan Saúde Petrobras – AMS is managed and run by Petrobras Health Association (Associação Petrobras de Saúde – APS), a nonprofit civil association, and includes prevention and health care programs. The plan offers assistance to all employees, retirees, pensioners and eligible family members, according to the rules of the plan, and is open to new employees.

In June 2024, the Company and the unions entered into an agreement to resume the cost-sharing arrangement previously practiced, with 70% covered by Petrobras and 30% by the beneficiaries, effective since April 2024 (until March 2024, it was 60% covered by Petrobras and 40% by the beneficiaries).

Due to this agreement, the Company carried out an intermediate remeasurement of the actuarial liabilities of this plan, which resulted in a US$ 23 increase in actuarial liabilities, as follows: (i) a US$ 1,291 expense within other income and expenses, due to the change in the benefit costing; (ii) a US$ 1,265 gain within other comprehensive income due to the revision of actuarial assumptions, mainly the discount rate applied to actuarial liabilities.

Pension plans

The Company’s post-retirement plans are managed by Petros Foundation, a nonprofit legal entity governed by private law with administrative and financial autonomy.

Pension plans in Brazil are regulated by the National Council for Supplementary Pension (Conselho Nacional de Previdência Complementar – CNPC), which establishes all guidelines and procedures to be adopted by the plans for their management and relationship with stakeholders.

Petros Foundation periodically carries out revisions of the plans and, when applicable, establishes measures aiming at maintaining the financial sustainability of the plans.

On March 25, 2025, the Deliberative Council of Petros Foundation approved the financial statements of the pension plans for the year ended December 31, 2024, sponsored by the Company.

The net obligation with pension plans recorded by the Company is measured in accordance with the IFRS Accounting Standards requirements, which has a different measurement methodology to that applicable to pension funds in Brazil, which are regulated by the CNPC.

The following table below presents the reconciliation of the deficit of Petros Plan registered by Petros Foundation as of December 31, 2024 with the net actuarial liability registered by the Company at the same date:

	PPSP-R (1)	PPSP-NR (1)
Deficit registered by Petros	259	93
Ordinary and extraordinary future contributions - sponsor	3,744	1,097
Contributions related to the TFC - sponsor	658	442
Financial assumptions (interest rate and inflation), changes in fair value of plan assets and actuarial valuation method	(1,976)	(474)
Net actuarial liability recorded by the Company	2,684	1,158
(1) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

The main difference between these methodologies is that, in the CNPC criterion, Petros Foundation considers the future cash flows of normal and extraordinary sponsor’s contributions, discounted to present value, while the Company considers these cash flows as they are realized. In addition, Petros Foundation sets the real interest rate based on profitability expectations and on parameters set by the Superintendência Nacional de Previdência Complementar - PREVIC (National Supplementary Pension Authority), while the Company uses a rate that combines the maturity profile of the obligations with the yield curve of government bonds. Regarding the plan assets, Petros Foundation marks government bonds at market value or on the curve, while the Company marks all of them at market value.

13.2.1.	Actuarial liabilities recognized in the statement of financial position, related to defined benefit plans

Net actuarial liabilities represent the obligations of the Company, net of the fair value of plan assets (when applicable), at present value.

Changes in the actuarial liabilities related to pension and health care plans with defined benefit characteristics is presented as follows:

					2025
	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Amounts recognized in the Statement of Financial Position
Balance at December 31, 2024	2,684	1,158	58	7,498	11,398
Recognized in the Statement of Income	179	76	3	589	847
Current service cost	2	−	−	81	83
Net interest	177	76	3	508	764
Recognized in Equity - other comprehensive income	−	−	−	1	1
(Gains)/losses arising from the remeasurement	−	−	−	1	1
Cash effects	(199)	(64)	(6)	(253)	(522)
Contributions paid	(185)	(56)	(6)	(253)	(500)
Payments related to Term of financial commitment (TFC)	(14)	(8)	−	−	(22)
Other changes	359	159	6	1,028	1,552
Translation Adjustment	359	159	6	1,028	1,552
Balance at June 30, 2025	3,023	1,329	61	8,863	13,276
(1) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

					2024
	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Balance at December 31, 2023	4,740	1,799	181	9,662	16,382
Recognized in the Statement of Income	210	80	7	1,838	2,135
Past service cost	−	−	−	1,291	1,291
Current service cost	4	1	−	115	120
Net interest	206	79	7	432	724
Recognized in Equity - other comprehensive income	−	−	−	(1,265)	(1,265)
(Gains)/losses arising from the remeasurement (2)	−	−	−	(1,265)	(1,265)
Cash effects	(215)	(66)	(6)	(195)	(482)
Contributions paid	(201)	(59)	(6)	(195)	(461)
Payments related to Term of financial commitment (TFC)	(14)	(7)	−	−	(21)
Other changes	(611)	(233)	(24)	(1,282)	(2,150)
Translation Adjustment	(611)	(233)	(24)	(1,282)	(2,150)
Balance at June 30, 2024	4,124	1,580	158	8,758	14,620
(1) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(2) Effects of the intermediate remeasurement on the health care plan, which changed the cost-sharing arrangement.

The net expense with pension and health care plans is presented below:

		Pension Plans		Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras
Related to active employees (cost of sales and expenses)	(13)	(1)	−	(194)	(208)
Related to retirees (other income and expenses)	(166)	(75)	(3)	(395)	(639)
Net costs for Jan-Jun/2025	(179)	(76)	(3)	(589)	(847)
Related to active employees (cost of sales and expenses) (2)	(19)	(5)	(1)	(508)	(533)
Related to retirees (other income and expenses) (3)	(191)	(75)	(6)	(1,330)	(1,602)
Net costs for Jan-Jun/2024	(210)	(80)	(7)	(1,838)	(2,135)
(1) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(2) It includes the effects of the intermediate remeasurement on the health care plan, which changed the cost-sharing arrangement, amounting to US$ 291.
(3) It includes the effects of the intermediate remeasurement on the health care plan, which changed the cost-sharing arrangement, amounting to US$ 1,000.

		Pension Plans		Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras
Related to active employees (cost of sales and expenses)	(7)	−	−	(99)	(106)
Related to retirees (other income and expenses)	(84)	(38)	(2)	(200)	(324)
Net costs for Apr-Jun/2025	(91)	(38)	(2)	(299)	(430)
Related to active employees (cost of sales and expenses) (2)	(11)	(3)	−	(395)	(409)
Related to retirees (other income and expenses) (3)	(92)	(36)	(3)	(1,162)	(1,293)
Net costs for Apr-Jun/2024	(103)	(39)	(3)	(1,557)	(1,702)
(1) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(2) It includes the effects of the intermediate remeasurement on the health care plan, which changed the cost-sharing arrangement, amounting to US$ 291.
(3) It includes the effects of the intermediate remeasurement on the health care plan, which changed the cost-sharing arrangement, amounting to US$ 1,000.

13.2.2.	Contributions

In the six-month period ended June 30, 2025, the Company contributed with US$ 522 (US$ 482 in the same period of 2024), to the defined benefit plans (reducing the balance of obligations of these plans, as presented in note 13.2.2), and with US$ 112 and US$ 0.9, respectively, to the defined contribution portions of PP-2 and PP-3 plans
(US$ 115 for PP-2 and US$ 1 for PP-3 in the same period of 2024), which were recognized in the statement of income.